Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and due from banks	$ 19,571		$ 19,919
Federal funds sold, securities purchased under resale agreements and other short-term investments	258,429		213,793
Trading assets	78,255		62,813
Investment securities:
Available-for-sale, at fair value	257,442		252,007
Held-to-maturity, at cost (fair value $56,359 and $12,247)	55,483		12,346
Mortgages held for sale (includes $15,565 and $13,879 carried at fair value)	19,536	[1]	16,763	[1]
Loans held for sale (includes $1 and $1 carried at fair value)	722	[1]	133	[1]
Loans (includes $5,788 and $5,995 carried at fair value)	862,551	[1],[2]	822,286	[1],[2]
Allowance for loan losses	(12,319)		(14,502)
Net loans	850,232	[2]	807,784	[2]
Mortgage servicing rights:
Measured at fair value	12,738		15,580
Amortized	1,242		1,229
Premises and equipment, net	8,743		9,156
Goodwill	25,705		25,637
Other assets (includes $2,512 and $1,386 carried at fair value)	99,057	[1]	86,342	[1]
Total assets	1,687,155	[2],[3]	1,523,502	[2],[3]
Liabilities
Noninterest-bearing deposits	321,963		288,117
Interest-bearing deposits	846,347		791,060
Total deposits	1,168,310		1,079,177
Short-term borrowings	63,518		53,883
Accrued expenses and other liabilities	86,122	[2]	66,436	[2]
Long-term debt	183,943		152,998
Total liabilities	1,501,893	[2],[4]	1,352,494	[2],[4]
Wells Fargo stockholders' equity:
Preferred stock	19,213		16,267
Common stock – $1-2/3 par value, authorized 9,000,000,000 shares; issued 5,481,811,474 shares and 5,481,811,474 shares	9,136		9,136
Additional paid-in capital	60,537		60,296
Retained earnings	107,040		92,361
Cumulative other comprehensive income	3,518		1,386
Treasury stock – 311,462,276 shares and 224,648,769 shares	(13,690)		(8,104)
Unearned ESOP shares	(1,360)		(1,200)
Total Wells Fargo stockholders' equity	184,394		170,142
Noncontrolling interests	868		866
Total equity	185,262		171,008
Total liabilities and equity	$ 1,687,155	[2]	$ 1,523,502	[2]

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	Our consolidated assets at December 31, 2014 and December 31, 2013, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $117 million and $165 million; Trading assets, $0 million and $162 million; Investment securities, $875 million and $1.4 billion; Mortgages held for sale, $0 million and $38 million; Net loans, $4.5 billion and $6.1 billion; Other assets, $316 million and $347 million, and Total assets, $5.8 billion and $8.1 billion, respectively.
[4]	Our consolidated liabilities at December 31, 2014 and December 31, 2013, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $0 million and $29 million; Accrued expenses and other liabilities, $49 million and $90 million; Long-term debt, $1.6 billion and $2.3 billion; and Total liabilities, $1.7 billion and $2.4 billion, respectively.